Net Loss Per Share	12 Months Ended
Jul. 03, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

(17) Net Loss Per Share

Net loss per share calculations for all periods prior to the Closing Date have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Closing Date to effect the reverse recapitalization. The computation of basic and diluted net loss per Class A and B common share is as follows:

	Fiscal Year Ended
	July 3, 2022			June 27, 2021
	Class A	Class B	Total	Class A	Class B	Total
Numerator
Net loss allocated to common stockholders	$(32,198)	$(7,969)	$(40,167)	$(134,476)	$—	$(134,476)

Denominator
Weighted-average shares outstanding	124,920,063	30,917,091	155,837,154	146,848,329	—	146,848,329

Net loss per share, basic and diluted	$(0.26)	$(0.26)	$(0.26)	$(0.92)	$—	$(0.92)

The impact of potentially dilutive RSUs, PSUs, stock options, earnouts, and purchases of shares under our ESPP were excluded from the diluted per share calculations because they would have been antidilutive.